Borrowings (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowings, non-current	$ 704,553	$ 466,925
Borrowings, current	479,740	148,033
Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Borrowings, non-current	653,997	466,925
Borrowings, current	269,526	65,163
Financial Loans [Member]
IfrsStatementLineItems [Line Items]
Borrowings, non-current	50,556
Borrowings, current	63,017
Interest From Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Borrowings, current	19,272	9,900
Bank Overdraft [Member]
IfrsStatementLineItems [Line Items]
Borrowings, current	66,060	72,970
Discounted Own Checks [Member]
IfrsStatementLineItems [Line Items]
Borrowings, current	$ 61,865